21. Employees benefits (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employees Benefits Details 2Abstract
Defined benefit obligation, beginning of the year	R$ 2,532,338	R$ 2,319,841	R$ 2,465,721
Current service cost		13,905	17,582
Interest cost	R$ 224,429	213,201	260,409
Actuarial (gains)/losses recorded as other comprehensive income		114,188	(305,511)
Benefits paid		(128,797)	(118,360)
Defined benefit obligation, end of the year		R$ 2,532,338	R$ 2,319,841